SHAREHOLDERS' EQUITY	12 Months Ended
Jan. 31, 2022
Equity [Abstract]
SHAREHOLDERS' EQUITY [Text Block]

15. SHAREHOLDERS' EQUITY

Common stock consists of one class of fully paid common shares, with no par value. The Company is authorized to issue an unlimited number of common shares. All shares are equally eligible to receive dividends and repayment of capital and represent one vote at the Company's shareholders' meetings.

The following table reflects the continuity of common stock for the years ended January 31, 2022 and 2021:

	Number of Shares	Common stock
		$
Balance, January 31, 2020	89,388,639	85,096,509
Shares issued - acquisition of Phantom Farms (i)	7,132,042	2,582,903
Shares issued - Megawood (ii)	95,849	38,415
Shares issued - option exercises (iii)	200,000	98,950
Shares issued - conversion of debentures (iv)	19,764,694	12,758,473
Shares issued - Swell commitment (v)	456,862	429,582
Shares issued - EFF commitment (vi)	19,774	21,371
Standby warrants issued	-	2,116,192
Share-based compensation	-	494,435
Balance, January 31, 2021	117,057,860	103,636,830
Shares issued - PF warrants exercises (vii)	456,100	533,326
Shares issued - EFF commitment (viii)	19,774	21,787
Shares issued - Guaranteed warrants (ix)	1,214,080	-
Shares issued - Settlement of Earn out shares (x)	1,300,000	677,939
Share-based compensation	-	366,469
Balance, January 31, 2022	120,047,814	105,236,351

(i) On February 19, 2020, the Company amended the terms of the purchase of Phantom Farms, including SDP. The amended terms of the purchase agreement regarding the real estate assets of SDP group resulted in the Company electing to purchase the real estate of the Phantom Farms outdoor grow (two parcels), and SDP receiving 7,132,042 shares of C21 with a fair value of $2,582,903.

(ii) On February 21, 2020, the Company repaid the convertible promissory note with a cash payment of $130,000 and the issuance of 95,849 common shares with a fair value of $38,415 (note 12).

(iii) On October 15, 2020, the Company issued 200,000 shares upon the exercise of stock options.

(iv) During the year ended January 31, 2021 the Company issued 19,764,694 shares upon the conversion of debentures.

(v) On November 23, 2020, the Company issued 456,862 common shares to Swell as part of the purchase agreement dated May 23, 2019 as final settlement of the Company's commitment to issue shares.

(vi) On December 30, 2020, the Company issued 19,774 common shares to the vendors of EFF for a partial settlement of the Company's commitment to issue shares.

(vii) On February 4, 2021 the Company issued 456,100 shares upon the exercise of Phantom Farm warrants.

(viii) On April 5, 2021, the Company issued 19,774 common shares to the vendors of EFF for a partial settlement of the Company's commitment to issue shares.

(ix) On June 17, 2021, the Company issued 1,214,080 common shares pursuant to the cashless exercise of 4,160,000 warrants.

(x) On January 24, 2022, the Company issued 1,300,000 common shares for the settlement of Phantom earn out shares.

Commitment to issue shares

The Company issued a promissory note payable to deliver 2,142,000 shares to the vendors of EFF in the amount of $1,905,635, without interest, any time after October 15, 2018. As at January 31, 2022 the Company has a remaining commitment to deliver 793,093 shares.

Warrants

The following summarizes the Company's warrant activity:

	Warrants outstanding	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2020	5,694,746	1.66	0.74
Issued	6,200,000	1.00
Balance, January 31, 2021	11,894,746	1.32	1.96
Exercised	(4,616,100)	1.05
Expired	(4,038,646)	1.73
Balance, January 31, 2022	3,240,000	1.18	2.10

As at January 31, 2022, the following warrants were outstanding and exercisable:

Expiry Date	Exercise Price	Number of Warrants
	C$	#
December 31, 2023	1.00	632,400
January 30, 2024	1.00	1,407,600
May 24, 2024	1.50	1,200,000
		3,240,000

On May 28, 2020, the Company extended the expiry date of 2,794,746 warrants with an exercise price of C$1.83, from May 29, 2020 to May 29, 2021, with all other terms the same. These warrants expired unexercised on May 29, 2021.

On February 4, 2021, 456,100 warrants with an exercise price of $1.17 (C$1.50) were exercised to purchase 456,100 common shares of the Company for proceeds of $533,326. Of the warrants exercised, 426,100 were exercised by a Director of the Company. On the same date, 1,243,900 warrants expired unexercised.

On June 17, 2021, 4,160,000 warrants were exercised on a cashless basis for 1,214,080 common shares of the Company.

Stock options

The Company is authorized to grant options to executive officers and directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price of each option is set by the Board of Directors and shall not be less than the market price of the Company's shares on the date of grant. The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.

Details of the Company's stock option activity are as follows:

	Options outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2020	3,255,000	1.78	2.18
Granted	4,055,000	0.73
Exercised	(200,000)	0.65
Expired/Cancelled	(145,000)	0.71
Balance, January 31, 2021	6,965,000	1.22	2.05
Expired	(1,350,000)	2.80
Balance January 31, 2022	5,615,000	0.84	1.45

As at January 31, 2022, the following stock options were outstanding and exercisable:

Expiry Date	Exercise Price	Outstanding	Exercisable
	C$	#	#
February 5, 2022	1.11	460,000	460,000
October 9, 2022	1.38	500,000	500,000
January 24, 2023	0.80	100,000	100,000
August 17, 2023	0.70	3,905,000	2,603,333
January 28, 2024	1.50	150,000	100,000
October 9, 2024	1.00	500,000	500,000
		5,615,000	4,263,333

During the year ended January 31, 2022, the Company recorded a share-based compensation expense of $366,469 (2021 - $494,435). The fair value of stock options was calculated using the Black-Scholes Option Pricing Model using the following weighted average assumptions:

Expiry Date	2022	2021
Risk-free rate	-	0.19%
Expected term of options	-	3 years
Annualized volatility	-	80%
Dividend rate	-	0%